Shareholder Report, Average Annual Return (Details) 195841_NEOS Enhanced Income Credit Select ETF_TF_TSR Annual {TF}	7 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
NEOS Enhanced Income Credit Select ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NEOS Enhanced Income Credit Select ETF NAV
Average Annual Return, Percent	5.86%	6.84%	3.53%	4.90%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.74%	7.30%	(0.36%)	2.01%
Bloomberg U.S. Corporate High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	5.79%	8.62%	4.51%	6.53%